Investments Accounted for Using the Equity Method - Schedule of Financial Information Regarding Investment (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Compañía de Financiamiento Tuya S.A. [Member]
Schedule of Financial Information Regarding Investment [Line Items]
Current assets		$ 2,620,497	$ 3,585,170
Non-current assets		268,363	236,049
Current liabilities		1,650,537	1,857,020
Non-current liabilities		730,294	1,559,156
Equity		508,029	405,043
Revenue from ordinary activities		1,129,336	1,668,582
Income from continuing operations		(155,514)	(225,047)
Other comprehensive income	[1]
Cash and cash equivalents		317,389	223,625
Current financial liabilities		1,591,648	1,720,105
Non-current financial liabilities		724,328	1,539,136
Revenue from interest		3,879	1,467
Interest expense		(9,940)	(17,075)
Depreciation and amortization		(28,325)	(35,957)
Income tax expense		53,567	133,831
Puntos Colombia S.A.S. [Member]
Schedule of Financial Information Regarding Investment [Line Items]
Current assets		246,060	216,225
Non-current assets		34,633	34,086
Current liabilities		217,958	218,331
Non-current liabilities		27,353	12,008
Equity		35,382	19,972
Revenue from ordinary activities		402,889	364,143
Income from continuing operations		15,410	(3,055)
Other comprehensive income	[1]
Cash and cash equivalents		116,337	91,084
Current financial liabilities		75,647	79,269
Non-current financial liabilities		785	1,027
Revenue from interest		8,795	9,939
Interest expense		(228)	(176)
Depreciation and amortization		(9,012)	(550)
Income tax expense		(8,788)	(3,724)
Sara ANV S.A. [Member]
Schedule of Financial Information Regarding Investment [Line Items]
Current assets		1,229	2,052
Non-current assets		3,695	3,251
Current liabilities		453	426
Non-current liabilities
Equity		4,471	4,877
Revenue from ordinary activities		158	245
Income from continuing operations		(3,640)	(733)
Other comprehensive income	[1]
Cash and cash equivalents		1,071	1,819
Current financial liabilities		452	425
Non-current financial liabilities
Revenue from interest		8	2
Interest expense
Depreciation and amortization		(378)	(196)
Income tax expense

[1]	There are no other comprehensive income figures proceeding from this companies.